Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 29, 2012
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	Jul 2, 2012
Document Effective Date	Jul 2, 2012
Prospectus Date	Jul 1, 2012

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED JULY 1, 2012

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JULY 1, 2012,

OF WESTERN ASSET EMERGING MARKETS DEBT FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus and Statement of Additional Information (“SAI”).

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. All references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares will be reclassified as new Class C shares. All references to Class R1 shares in the Prospectus and SAI shall instead be read as referring to new Class C shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Supplement [Text Block]	lmpit11_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED JULY 1, 2012

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JULY 1, 2012,

OF WESTERN ASSET EMERGING MARKETS DEBT FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus and Statement of Additional Information (“SAI”).

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. All references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares will be reclassified as new Class C shares. All references to Class R1 shares in the Prospectus and SAI shall instead be read as referring to new Class C shares.

Western Asset Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit11_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED JULY 1, 2012

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JULY 1, 2012,

OF WESTERN ASSET EMERGING MARKETS DEBT FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus and Statement of Additional Information (“SAI”).

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. All references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares will be reclassified as new Class C shares. All references to Class R1 shares in the Prospectus and SAI shall instead be read as referring to new Class C shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2012